EQUITY INVESTMENTS - Income Statement Summary (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Schedule of Equity Method Investments [Line Items]
Revenue	[1]	$ 509,048	$ 1,123,110	$ 1,060,113
Gross profit (loss)		(249,413)	78,115	(47,948)
Loss from operations		(576,640)	(219,205)	(200,294)
Net loss		(614,574)	(275,711)	(267,146)
Net loss attributable to HSPV		$ 0	(2,811)	(9,072)
Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV)
Schedule of Equity Method Investments [Line Items]
Revenue			1,637,862	1,619,358
Gross profit (loss)			1,433	(40,099)
Loss from operations			(135,799)	(177,283)
Net loss			(136,433)	(159,888)
Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV)
Schedule of Equity Method Investments [Line Items]
Net loss attributable to HSPV			$ (33,708)	$ (62,820)

[1]	In fiscal year 2023, we had related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer related parties to the Company and the related party balance relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).